Supplemental Cash Flow Information (Tables)	12 Months Ended
Dec. 31, 2011
Supplemental Cash Flow Information [Abstract]
Schedule Of Supplemental Cash Flow Information

Years Ended December 31,	2011	2010	2009
Interest paid	$1,854	$1,348	$1,436
Income taxes net of refunds	$45,137	$37,361	$14,018
Net assets of locations contributed to Carrier Enterprise I and II	$14,769	—	$23,217
Non-cash capital contribution of inventory by noncontrolling interest	—	—	$32,000
Common and Class B common stock issued for Carrier Enterprise I	—	—	$151,056